JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
November 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.6%
JAPAN — 98.6%

Banks — 10.7%
Daishi Hokuetsu Financial Group, Inc.	65,100	$1,223,619
Okinawa Financial Group, Inc.	155,800	2,398,214
The Akita Bank, Ltd.	407,400	4,925,596
The Bank of Saga Ltd.	60,900	703,945
The Gunma Bank, Ltd.	182,300	590,281
The Hyakugo Bank, Ltd.	188,900	474,674
The Keiyo Bank, Ltd.	977,600	3,825,193
The Musashino Bank, Ltd.	222,500	3,007,987
The San-in Godo Bank, Ltd.	208,300	1,129,099
The Taiko Bank, Ltd.	324,000	2,754,180
The Yamanashi Chuo Bank, Ltd.	262,500	1,965,664
		22,998,452

Chemicals — 13.9%
Adeka Corporation	59,100	955,546
Aica Kogyo Company, Limited	139,600	3,242,316
C.I. Takiron Corporation	308,200	1,124,066
Fujikura Kasei Co., Ltd.	1,608,900	4,724,415
Fuso Chemical Co., Ltd.	93,600	2,368,812
Nichireki Co., Ltd.	57,000	529,957
Sakai Chemical Industry Co., Ltd.	74,600	1,006,378
Sakata Inx Corporation	740,900	5,877,837
Sekisui Jushi Corporation	410,900	5,336,670
Shikoku Chemicals Corporation	236,900	2,297,820
Soken Chemical & Engineering Co., Ltd.	27,600	347,564
T&K Toka Co., Ltd.	76,300	548,893
Yushiro Chemical Industry Co., Ltd.	267,500	1,590,193
		29,950,467

Construction — 10.2%
EXEO Group, Inc.	315,600	4,819,479
Kandenko Co., Ltd.	837,300	5,217,909
MIRAIT ONE Corporation	202,600	2,202,221
Taihei Dengyo Kaisha, Ltd.	53,100	1,198,977
Toenec Corporation	79,700	1,956,952
Totetsu Kogyo Co., Ltd.	162,000	2,968,188
Yondenko Corporation	94,500	1,203,597
Yurtec Corporation	480,500	2,480,378
		22,047,701

Electric Appliances — 2.0%
AOI Electronics Co., Ltd.	78,100	1,091,163
Foster Electric Company, Limited	122,900	847,951
JVCkenwood Corporation	366,000	972,251
Mabuchi Motor Co., Ltd.	49,200	1,458,851
		4,370,216

Financing Business — 1.0%
Mizuho Leasing Company, Limited	60,900	1,445,055
Ricoh Leasing Company, Ltd.	24,800	649,891
		2,094,946

Food — 3.0%
Nichirei Corporation	208,600	4,164,961
S Foods, Inc.	103,500	2,164,594
		6,329,555

Glass and Ceramics Products — 1.7%
Asia Pile Holdings Corporation	584,300	2,248,518
Nichiha Corporation	66,900	1,355,916
		3,604,434

Information and Communication — 3.4%
OBIC Co., Ltd.	6,500	1,012,672
Okinawa Cellular Telephone Company	150,800	2,982,762
Otsuka Corporation	102,700	3,369,631
		7,365,065

Iron and Steel — 2.7%
Chubu Steel Plate Co., Ltd.	20,500	195,455
Godo Steel, Ltd. (a)	42,500	580,662
Kyoei Steel Ltd.	206,900	1,920,678
Nichia Steel Works, Ltd.	1,860,800	3,166,239
		5,863,034

Machinery — 2.5%
Miura Co., Ltd.	47,500	1,111,749
Nitto Kohki Co., Ltd.	377,100	4,131,490
		5,243,239

Metal Products — 1.8%
Maruzen Co., Ltd.	70,300	908,497
Rinnai Corporation	18,100	1,322,885
Shinpo Co., Ltd.	2,300	18,742
Topre Corporation	186,700	1,687,585
		3,937,709

Other Products — 3.6%
Komatsu Wall Industry Co., Ltd.	25,600	338,184
Nishikawa Rubber Co., Ltd.	304,500	2,573,116
Pigeon Corporation	46,300	679,450
The Pack Corporation	174,100	3,151,137
The Yokohama Rubber Co., Ltd.	63,400	1,026,435
		7,768,322

Pharmaceutical — 1.3%
Nippon Shinyaku Co., Ltd.	48,400	2,811,186
		2,811,186

Precision Instruments — 1.2%
Nakanishi Inc.	124,400	2,557,932
		2,557,932

Real Estate — 0.8%
Starts Corporation Inc.	88,100	1,738,154
		1,738,154

Retail Trade — 12.5%
Amiyaki Tei Co., Ltd.	56,400	1,174,283
Cosmos Pharmaceutical Corporation	16,200	1,623,664
Create SD Holdings Co., Ltd.	191,500	4,214,004
Izumi Co., Ltd.	191,300	4,140,930
JM Holdings Co., Ltd.	465,400	5,877,435
PAL GROUP Holdings Co., Ltd.	113,800	1,978,029
San-A Co., Ltd.	46,000	1,439,925
Seria Co., Ltd.	287,500	5,185,052
Yossix Holdings Co., Ltd.	86,900	1,318,302
		26,951,624

Services — 3.9%
Kanamoto Co., Ltd.	182,900	2,947,988
Matching Service Japan Co., Ltd.	36,700	282,987
Nishio Rent All Co., Ltd.	145,300	3,223,441
Step Co., Ltd.	152,600	1,966,594
		8,421,010

Transportation and Warehousing — 4.4%
Kamigumi Co., Ltd.	73,300	1,472,999
Meiko Trans Co., Ltd.	275,100	2,196,297
SG Holdings Co., Ltd.	82,600	1,263,151
Trancom Co., Ltd.	80,800	4,594,436
		9,526,883

Transportation Equipment — 6.2%
Hi-Lex Corporation	447,800	3,575,070
Kyokuto Kaihatsu Kogyo Co., Ltd.	164,900	1,613,660
Morita Holdings Corporation	270,300	2,456,832
Nichirin Co., Ltd.	106,900	1,449,023
Nippon Seiki Co., Ltd.	389,000	2,320,846
Tokai Rika Co., Ltd.	172,000	1,916,531
		13,331,962

Utilities — 4.3%
Keiyo Gas Co., Ltd.	31,200	535,811
Kyushu Electric Power Company	736,700	3,797,614
Shikoku Electric Power Company	760,000	4,108,698
The Okinawa Electric Power Company	104,390	789,942
		9,232,065

Wholesale Trade — 7.5%
Central Automotive Products, Ltd.	65,400	1,120,325
Kanaden Corporation	361,500	2,862,724
Kohsoku Corporation	187,500	2,380,012
Paltac Corporation	112,400	3,482,112
Ryoden Corporation	260,900	3,158,110
Sugimoto & Co., Ltd.	130,800	1,936,387
Nagase & Co., Ltd.	76,800	1,113,251
		16,052,921

TOTAL INVESTMENTS — 98.6% (cost $270,223,446)		$212,196,877
FOREIGN CURRENCY — 0.6% (cost $1,226,156) (b)		$1,221,038
TOTAL INVESTMENTS AND FOREIGN CURRENCY — 99.2% (cost $271,449,602)		$213,417,915
OTHER ASSETS AND LIABILITIES — 0.8%		1,825,828
NET ASSETS — 100.0%		$215,243,743

(a) Non-income producing security.
(b) Japanese Yen - Interest bearing account.

Notes to Schedule of Investments (Unaudited)

Valuation of Securities

Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At November 30, 2022, all of the Fund’s investments were determined to be Level 1 securities.

During the quarter ended November 30, 2022, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.